Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Liabilities
Accrued Liabilities

5. Accrued Liabilities

Accrued liabilities consist of the following (in thousands):

	September 30,	December 31,
	2023	2022
Gross to net accruals	$3,933	$2,332
Accrued compensation	2,721	833
Accrued professional fees and other	1,684	743
Total accrued liabilities	$8,338	$3,908

7. Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2022	2021
Gross to net accruals	$2,332	$670
Accrued compensation	833	2,086
Accrued professional fees and other	743	807
Total accrued liabilities	$3,908	$3,563